Bank Loans and Notes Payables - Summary of Interest Expense (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Interest on debts and borrowings	$ 4,361	$ 4,215	$ 4,104
Finance charges for employee benefits (See Note 15.4)	305	297	286
Derivative instruments (Interest)	2,147	2,086	1,706
Interest expense for leases (See Note 9)	349	278	132
Finance operating charges	370	226	272
Interest Expense	$ 7,532	$ 7,102	$ 6,500